Digital Assets - Schedule of Company’s Digital Assets (Details) pure in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 BITCOIN	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Company’s Digital Assets [Line Items]
Cost Basis	$ 92,336
Fair Value	129,940			$ 43,978
Carrying Value	129,940			43,978
Bitcoin (“BTC”) [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity		1,313	480
Cost Basis	87,457
Fair Value	125,048			43,896
Carrying Value	125,048			43,896
USDT [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity		4,800,082
Cost Basis	4,802
Fair Value	4,817			61	$ 56
Carrying Value	4,817			61	56
Others [Member]
Schedule of Company’s Digital Assets [Line Items]
Quantity		46,233
Cost Basis	77
Fair Value	75			21	17
Carrying Value	$ 75			$ 21	$ 17